Costs and Expenses by Nature - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Costs and expenses by nature
Cost of goods sold and services	R$ (69,903)		R$ (378,003)	R$ (447,049)
Commercial expenses	(51,151)		(165,169)	(184,592)
General and administrative expenses	(84,898)		(406,352)	(276,427)
Impairment losses on trade receivables	(2,283)		(25,015)	(4,297)
Other operating income (expenses), net	2,868		4,283	5,136
Costs and Expenses by Nature	R$ (205,367)		R$ (970,256)	R$ (907,229)
Somos - Anglo (Predecessor)
Costs and expenses by nature
Cost of goods sold and services		R$ (220,975)			R$ (255,250)
Commercial expenses		(139,052)			(170,651)
General and administrative expenses		(310,527)			(162,760)
Impairment losses on trade receivables		(4,027)			908
Other operating income (expenses), net		4,257			(1,929)
Costs and Expenses by Nature		R$ (670,324)			R$ (589,682)